UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, New York 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, New York 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2019

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 33.9%
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 2.50%, dated 5/31/2019, due 6/3/19, repurchase price $228,253.[2]	228,205	228,205
Barclays Capital, Inc., 2.57%, dated 5/31/2019, due 6/4/2019, repurchase price $10,003, collateralized by Asset-Backed Securities, 4.85% - 5.44%, due 4/25/2024 - 8/20/2044, with a value of $11,000.	10,000	10,000
Barclays Capital, Inc., 2.84%, dated 5/31/2019, due 7/5/2019, repurchase price $30,083, collateralized by Asset-Backed Securities, 0.00% - 5.80%, due 3/15/2025 - 7/20/2118, with a value of $33,000.	30,000	30,000
BMO Capital Markets Corp., 2.47%, dated 5/31/2019, due 6/3/2019, repurchase price $65,013, collateralized by Asset-Backed Securities, 0.00% - 4.47%, due 12/15/2022 - 10/25/2045, Collateralized Mortgage Obligations, 0.51% - 8.50%, due 12/25/2031 - 7/15/2041, Corporate Bonds, 2.00% - 10.25%, due 10/30/2020 - 4/1/2047, Corporate Notes, 2.20% - 2.38%, due 5/26/2020 - 7/17/2020, FNMA, 9.33%, due 6/25/2037, and Sovereign Government Securities, 1.00% - 2.30%, due 9/13/2019 - 5/26/2021 with a value of $68,803.	65,000	65,000
BMO Capital Markets Corp., 2.53%, dated 5/31/2019, due 6/7/2019, repurchase price $25,012, collateralized by Asset-Backed Securities, 0.00% - 6.18%, due 4/15/2022 - 10/25/2035, Collateralized Mortgage Obligations, 4.54%, due 11/13/2046, Corporate Bonds, 2.20% - 10.25%, due 7/14/2020 - 10/17/2096, and Sovereign Government Securities, 1.63% - 2.30%, due 2/10/2020 - 6/1/2020 with a value of $26,547.	25,000	25,000
BMO Capital Markets Corp., 2.53%, dated 5/31/2019, due 6/7/2019, repurchase price $25,012, collateralized by Asset-Backed Securities, 0.00% - 4.03%, due 3/20/2024 - 4/25/2037, Collateralized Mortgage Obligations, 0.51% - 4.54%, due 7/15/2041 - 11/13/2046, Corporate Bonds, 2.55% - 10.25%, due 9/22/2021 - 10/17/2096, and Corporate Notes, 2.25%, due 4/21/2020 with a value of $26,661.	25,000	25,000
BMO Capital Markets Corp., 2.53%, dated 5/31/2019, due 6/7/2019, repurchase price $50,025, collateralized by Asset-Backed Securities, 0.00% - 6.18%, due 9/15/2021 - 4/25/2037, Collateralized Mortgage Obligations, 7.40% - 8.50%, due 12/25/2031 - 11/25/2032, Corporate Bonds, 1.85% - 12.00%, due 10/2/2019 - 12/15/2048, Corporate Notes, 2.15% - 3.15%, due 6/12/2020 - 4/29/2022, FHLMC, 3.19%, due 7/25/2027, and Sovereign Government Securities, 1.50% - 2.30%, due 2/10/2020 - 5/26/2021 with a value of $52,798.	50,000	50,000
BNP Paribas SA, 2.53%, dated 5/31/2019, due 6/6/2019, repurchase price $25,011, collateralized by Asset-Backed Securities, 0.00% - 9.49%, due 7/21/2025 - 4/25/2037, and Corporate Bonds, 0.00% - 9.63%, due 1/15/2021 - 12/1/2027, with a value of $27,087.	25,000	25,000
Bofa Securities, Inc., 2.47%, dated 5/31/2019, due 6/3/2019, repurchase price $20,004, collateralized by Common Stocks and Preferred Stocks, 3.62% - 11.00%, due 9/17/2019 - 1/1/2999, with a value of $21,600.	20,000	20,000
Bofa Securities, Inc., 2.80%, dated 5/31/2019, due 7/5/2019, repurchase price $25,068, collateralized by Sovereign Government Securities, 4.38% - 8.00%, due 7/12/2021 - 1/23/2031, with a value of $26,251.	25,000	25,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Bofa Securities, Inc., 2.85%, dated 5/31/2019, due 7/5/2019, repurchase price $39,609, collateralized by Commercial Paper, 0.00%, due 6/18/2019 - 2/21/2020, Municipal Debt Securities, 0.00%, due 7/1/2026, and Sovereign Government Securities, 6.88%, due 4/22/2021 with a value of $42,167.	39,500	39,500
Credit Suisse Securities USA LLC, 2.57%, dated 5/31/2019, due 6/4/2019, repurchase price $25,007, collateralized by Asset-Backed Securities, 0.00% - 9.79%, due 6/8/2019 - 8/26/2058, Collateralized Mortgage Obligations, 0.00% - 5.67%, due 8/15/2021 - 2/15/2051, Corporate Bonds, 0.00% - 12.00%, due 4/30/2020 - 2/12/2055, Corporate Notes, 0.00%, due 5/20/2036, and Municipal Debt Securities, 0.00% - 7.50%, due 8/20/2040 - 7/1/2051 with a value of $27,150.	25,000	25,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $200,041, collateralized by U.S. Treasury Securities, 0.75% - 2.88%, due 12/31/2021 - 11/15/2046, with a value of $204,000.	200,000	200,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $700,145, collateralized by U.S. Treasury Securities, 2.75%, due 8/31/2023, with a value of $714,003.	700,000	700,000
HSBC Securities USA, Inc., 2.49%, dated 5/31/2019, due 6/3/2019, repurchase price $53,011, collateralized by Corporate Bonds, 3.00% - 5.88%, due 7/27/2021 - 4/1/2047, Corporate Notes, 3.63%, due 9/9/2024, and Sovereign Government Securities, 3.13% - 4.00%, due 9/6/2023 - 10/2/2023 with a value of $55,662.	53,000	53,000
HSBC Securities USA, Inc., 2.64%, dated 5/31/2019, due 6/3/2019, repurchase price $44,010, collateralized by Corporate Bonds, 0.00% - 9.00%, due 9/15/2020 - 3/1/2039, with a value of $47,530.	44,000	44,000
ING Financial Markets LLC, 2.47%, dated 5/31/2019, due 6/3/2019, repurchase price $50,010, collateralized by Corporate Bonds, 2.00% - 7.88%, due 9/29/2021 - 3/1/2049, Corporate Notes, 3.00% - 5.25%, due 9/19/2022 - 10/24/2042, Sovereign Government Securities, 6.88%, due 8/4/2026, and U.S. Treasury Securities, 2.00% - 2.88%, due 4/15/2021 - 4/30/2025 with a value of $52,511.	50,000	50,000
ING Financial Markets LLC, 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $30,006, collateralized by Corporate Bonds, 2.00% - 7.38%, due 1/26/2021 - 11/15/2048, and Corporate Notes, 2.50% - 5.25%, due 9/29/2021 - 10/24/2042, with a value of $31,507.	30,000	30,000
ING Financial Markets LLC, 2.53%, dated 5/31/2019, due 6/14/2019, repurchase price $10,010, collateralized by Corporate Bonds, 2.25% - 4.88%, due 7/23/2019 - 3/15/2022, and Corporate Notes, 3.13%, due 4/23/2020, with a value of $10,527.	10,000	10,000
ING Financial Markets LLC, 2.60%, dated 5/31/2019, due 6/14/2019, repurchase price $50,051, collateralized by Corporate Bonds, 3.13% - 9.25%, due 8/12/2019 - 3/19/2049, Corporate Notes, 3.00%, due 10/30/2028, and Sovereign Government Securities, 6.88%, due 3/17/2036 with a value of $53,432.	50,000	50,000
Societe Generale SA, 2.51%, dated 5/31/2019, due 6/3/2019, repurchase price $66,014, collateralized by Corporate Bonds, 2.60% - 7.50%, due 1/15/2020 - 3/1/2049, Corporate Notes, 2.38% - 5.63%, due 7/23/2019 - 4/1/2028, and Sovereign Government Securities, 2.00% - 4.50%, due 1/27/2020 - 3/15/2029 with a value of $69,314.	66,000	66,000
Societe Generale SA, 2.61%, dated 5/31/2019, due 6/3/2019, repurchase price $160,035, collateralized by Corporate Bonds, 3.10% - 12.00%, due 2/15/2020 - 3/19/2049, and Sovereign Government Securities, 4.63% - 11.88%, due 10/14/2019 - 5/11/2047, with a value of $172,837.	160,000	160,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Societe Generale SA, 2.66%, dated 5/31/2019, due 6/6/2019, repurchase price $30,013, collateralized by Sovereign Government Securities, 4.25%, due 1/7/2025, with a value of $32,418.	30,000	30,000
Wells Fargo Securities LLC, 2.51%, dated 5/31/2019, due 6/3/2019, repurchase price $60,013, collateralized by Commercial Paper, 0.00%, due 7/19/2019 - 7/23/2019, and Sovereign Government Securities, 6.50%, due 6/10/2019, with a value of $63,025.	60,000	60,000
Wells Fargo Securities LLC, 2.52%, dated 5/31/2019, due 6/4/2019, repurchase price $42,012, collateralized by Sovereign Government Securities, 1.38% - 2.25%, due 11/5/2019 - 10/21/2021, with a value of $44,122.	42,000	42,000
Wells Fargo Securities LLC, 2.52%, dated 5/31/2019, due 6/5/2019, repurchase price $42,015, collateralized by Sovereign Government Securities, 1.88%, due 12/15/2020 - 1/20/2021, with a value of $44,122.	42,000	42,000
Wells Fargo Securities LLC, 2.52%, dated 5/31/2019, due 6/6/2019, repurchase price $60,025, collateralized by Sovereign Government Securities, 1.38% - 6.50%, due 9/9/2019 - 1/23/2029, with a value of $63,031.	60,000	60,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,164,705)		2,164,705

MUNICIPAL BONDS — 0.4%
California — 0.1%
City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments
Series H-3, Rev., VRDO, LOC: Bank of China, 2.49%, 6/7/2019(b)	2,000	2,000
Series H-4, Rev., VRDO, LOC: Bank of China, 2.51%, 6/7/2019(b)	2,000	2,000

		4,000

New York — 0.3%
New York State Housing Finance Agency, 222 East 44th Street Housing Series 2017A, Rev., VRDO, LOC: Bank of China, 2.53%, 6/3/2019(b)	7,710	7,710
New York State Housing Finance Agency, 572 11th Avenue Housing Series A, Rev., VRDO, LOC: Bank of China, 2.58%, 6/3/2019(b)	10,000	10,000

		17,710

TOTAL MUNICIPAL BONDS (Cost $21,710)		21,710

SHORT-TERM INVESTMENTS — 66.7%
CERTIFICATES OF DEPOSIT — 37.2%
Agricultural Bank of China Ltd. (China) 2.75%, 8/9/2019(c)	25,000	24,869
Banco Del Estado De Chile (Chile) 2.60%, 7/5/2019	50,000	50,000
Bank of China Ltd. (Australia) 2.67%, 8/9/2019(c)	50,000	49,746
Bank of Montreal (Canada) (ICE LIBOR USD 3 Month + 0.08%), 2.69%, 6/7/2019(d)	10,000	10,000
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.23%), 2.72%, 6/4/2019(d)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.27%), 2.75%, 6/4/2019(d)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.17%), 2.64%, 6/6/2019(d)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.14%), 2.74%, 7/16/2019(d)	12,000	12,000
3.00%, 9/11/2019	5,000	5,000
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 0.11%), 2.72%, 6/13/2019(d)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.07%), 2.64%, 8/6/2019(d)	40,000	40,000
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 1 Month + 0.20%), 2.67%, 6/6/2019(d)	15,000	15,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Chiba Bank Ltd. (Japan)
2.62%, 7/5/2019	25,000	25,000
2.62%, 7/26/2019	20,000	20,000
China Construction Bank Corp. (China)
2.71%, 6/4/2019	20,000	20,000
2.71%, 6/21/2019	25,000	25,000
2.71%, 6/21/2019	35,000	35,000
2.71%, 6/27/2019	10,000	10,000
2.69%, 8/9/2019(c)	20,000	19,897
2.64%, 8/22/2019	20,000	20,000
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 1 Month + 0.19%), 2.63%, 6/20/2019(d)	75,000	75,000
(ICE LIBOR USD 3 Month + 0.08%), 2.66%, 7/30/2019(d)	55,000	55,000
(ICE LIBOR USD 3 Month + 0.08%), 2.65%, 8/5/2019(d)	15,000	15,000
Credit Industriel et Commercial (France)
(ICE LIBOR USD 1 Month + 0.31%), 2.78%, 6/6/2019(d)	25,000	25,000
(ICE LIBOR USD 3 Month + 0.08%), 2.68%, 7/5/2019(d)	6,000	6,000
(ICE LIBOR USD 3 Month + 0.10%), 2.70%, 7/16/2019(d)	30,000	30,000
2.65%, 9/5/2019	45,000	45,000
2.64%, 11/8/2019(c)	13,000	12,850
2.69%, 12/20/2019(c)	30,000	29,556
2.65%, 1/21/2020(c)	10,000	9,831
2.60%, 2/20/2020(c)	15,000	14,720
Credit Suisse AG (Switzerland) (SOFR + 0.45%), 2.85%, 6/3/2019(d)	25,000	25,000
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.07%), 2.67%, 6/28/2019(d)	5,000	5,000
DZ Bank AG (Germany)
2.61%, 6/19/2019(c)	55,000	54,929
2.60%, 8/7/2019(c)	30,000	29,856
(ICE LIBOR USD 3 Month + 0.05%), 2.57%, 8/27/2019(d)	40,000	40,000
Industrial & Commercial Bank of China Ltd. (Switzerland)
2.70%, 7/3/2019	34,000	34,000
2.70%, 7/9/2019(c)	20,000	20,000
2.63%, 8/30/2019(c)	50,000	50,000
ING Bank NV (Netherlands)
(ICE LIBOR USD 1 Month + 0.20%), 2.65%, 6/10/2019(d)	15,000	15,000
(ICE LIBOR USD 3 Month + 0.17%), 2.75%, 7/4/2019(d)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.18%), 2.75%, 8/3/2019(d)	65,000	65,000
(ICE LIBOR USD 3 Month + 0.16%), 2.73%, 8/6/2019(d)	25,000	25,000
2.60%, 11/4/2019	20,000	20,000
2.70%, 12/20/2019	20,000	20,000
KBC Bank NV (Belgium) 2.60%, 10/11/2019(c)	50,000	49,530
Landesbank Hessen-Thueringen Girozentrale (Germany) 2.90%, 7/3/2019	25,000	25,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
2.63%, 6/10/2019(c)	30,000	29,980
2.60%, 8/2/2019(c)	5,000	4,978
Mizuho Bank Ltd. (Japan)
2.64%, 6/19/2019(c)	15,000	14,980
2.67%, 6/26/2019(c)	10,000	9,982
(ICE LIBOR USD 3 Month + 0.10%), 2.70%, 7/15/2019(d)	5,000	5,000
(ICE LIBOR USD 3 Month + 0.07%), 2.67%, 7/18/2019(d)	20,000	20,000
Mizuho Corporate Bank Ltd. (Japan) 2.63%, 10/16/2019(c)	15,000	14,852
MUFG Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.17%), 2.60%, 6/28/2019(d)	50,000	50,000
2.60%, 10/31/2019	50,000	50,000
2.64%, 12/18/2019(c)	50,000	49,280
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.20%), 2.69%, 6/3/2019(d)	25,000	25,000
(ICE LIBOR USD 1 Month + 0.20%), 2.66%, 6/10/2019(d)	30,000	30,000
(ICE LIBOR USD 3 Month + 0.07%), 2.65%, 7/29/2019(d)	20,000	20,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Natixis SA (France)
(ICE LIBOR USD 3 Month + 0.18%), 2.79%, 6/6/2019(d)	30,000	30,000
(ICE LIBOR USD 3 Month + 0.15%), 2.75%, 7/15/2019(d)	50,000	50,000
3.05%, 9/16/2019	20,000	20,000
2.64%, 12/4/2019	10,000	10,000
2.73%, 12/13/2019	50,000	50,000
2.70%, 12/20/2019	6,000	6,000
Nordea Bank Abp (Finland) (ICE LIBOR USD 1 Month + 0.17%), 2.62%, 6/13/2019(d)	15,000	15,000
Rabobank International (Netherlands) (ICE LIBOR USD 1 Month + 0.19%), 2.68%, 6/3/2019(d)	25,000	25,000
Royal Bank of Canada (Canada)
(ICE LIBOR USD 1 Month + 0.25%), 2.69%, 6/24/2019(d)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.08%), 2.66%, 8/2/2019(d)	15,000	15,000
Standard Chartered Bank (United Kingdom)
(ICE LIBOR USD 3 Month + 0.14%), 2.74%, 7/3/2019(d)	15,000	15,000
2.68%, 9/13/2019	50,000	50,000
2.67%, 9/25/2019	100,000	100,000
2.64%, 10/16/2019(c)	75,000	74,257
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.14%), 2.61%, 6/7/2019(d)	50,000	50,000
(ICE LIBOR USD 1 Month + 0.13%), 2.57%, 6/21/2019(d)	10,000	10,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.19%), 2.66%, 6/7/2019(d)	25,000	25,000
2.73%, 8/22/2019(c)	20,000	19,877
2.63%, 11/12/2019(c)	11,000	10,870
Sumitomo Mitsui Trust International Ltd. (Japan)
2.65%, 10/15/2019(c)	5,000	4,950
2.63%, 11/1/2019(c)	10,000	9,890
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.17%), 2.62%, 6/13/2019(d)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.15%), 2.75%, 7/3/2019(d)	40,000	40,000
Swedbank AB (Sweden) (ICE LIBOR USD 1 Month + 0.18%), 2.62%, 6/25/2019(d)	5,000	5,000
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 1 Month + 0.23%), 2.69%, 6/9/2019(d)	10,000	10,000
(ICE LIBOR USD 3 Month + 0.12%), 2.73%, 6/27/2019(d)	3,000	3,000
(ICE LIBOR USD 1 Month + 0.18%), 2.62%, 6/28/2019(d)	40,000	40,000
3.00%, 9/9/2019	25,000	25,000
Wells Fargo Bank NA
(ICE LIBOR USD 1 Month + 0.18%), 2.64%, 6/9/2019(d)	7,000	7,000
(ICE LIBOR USD 1 Month + 0.28%), 2.71%, 6/28/2019(d)	25,000	25,000
(ICE LIBOR USD 3 Month + 0.23%), 2.83%, 7/3/2019(d)	5,000	5,000
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 1 Month + 0.15%), 2.63%, 6/3/2019(d)	50,000	50,000
(ICE LIBOR USD 3 Month + 0.04%), 2.58%, 8/13/2019(d)	15,000	14,999

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,377,679)		2,377,679

COMMERCIAL PAPER — 25.6%
Agricultural Bank of China Ltd. (China) 2.64%, 8/6/2019(c)(e)	10,000	9,952
Alpine Securitization Ltd. (Switzerland)
2.68%, 9/23/2019(e)	25,000	25,000
2.58%, 11/20/2019(e)	25,000	25,000
Bank of China Ltd. (China) 2.70%, 7/3/2019(c)	45,000	44,893

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.22%), 2.72%, 6/9/2019(d)(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.30%), 2.78%, 6/19/2019(d)(e)	15,000	15,000
(ICE LIBOR USD 3 Month + 0.11%), 2.76%, 6/27/2019(d)(e)	7,000	7,000
(ICE LIBOR USD 3 Month + 0.08%), 2.68%, 8/8/2019(d)(e)	3,000	3,000
Barclays Bank plc (United Kingdom) 2.42%, 6/3/2019(c)(e)	93,000	92,987
Bedford Row Funding Corp.
(ICE LIBOR USD 1 Month + 0.17%), 0.00%, 6/3/2019(d)(e)	25,000	25,000
(ICE LIBOR USD 3 Month + 0.07%), 2.70%, 7/8/2019(d)(e)	20,000	20,000
(ICE LIBOR USD 3 Month + 0.11%), 2.67%, 8/26/2019(d)(e)	10,000	10,000
BNG Bank NV (Netherlands) 2.39%, 6/4/2019(c)(e)	100,000	99,980
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 1 Month + 0.32%), 2.84%, 6/3/2019(d)(e)	25,000	25,000
Cancara Asset Securitisation LLC 2.61%, 6/25/2019(c)	50,000	49,914
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.28%), 2.75%, 6/19/2019(d)(e)	15,000	15,000
(ICE LIBOR USD 3 Month + 0.03%), 2.65%, 7/30/2019(d)(e)	20,000	20,000
Credit Industriel et Commercial (France) 2.75%, 8/12/2019(c)	25,000	24,864
Credit Suisse AG 2.61%, 10/15/2019(c)	20,000	19,805
First Abu Dhabi Bank PJSC (United Arab Emirates)
2.59%, 8/2/2019(c)(e)	75,000	74,668
2.51%, 8/30/2019(c)(e)	75,000	74,533
GlaxoSmithKline LLC (United Kingdom) 2.51%, 6/21/2019(c)(e)	30,000	29,958
HSBC Bank plc (United Kingdom)
(ICE LIBOR USD 1 Month + 0.30%), 2.78%, 6/19/2019(d)(e)	15,000	15,000
(ICE LIBOR USD 3 Month + 0.04%), 2.61%, 8/13/2019(d)(e)	72,000	72,000
(ICE LIBOR USD 3 Month + 0.04%), 2.60%, 8/20/2019(d)(e)	25,000	25,000
Industrial & Commercial Bank of China Ltd. (China) 2.72%, 6/26/2019(c)(e)	20,000	19,963
ING US Funding LLC (Netherlands) (ICE LIBOR USD 3 Month + 0.08%), 2.73%, 6/3/2019(d)	10,000	10,000
Kells Funding LLC
2.60%, 6/20/2019(c)(e)	35,000	34,952
2.59%, 6/21/2019(c)(e)	50,000	49,929
2.54%, 8/15/2019(c)(e)	25,000	24,869
LMA-Americas LLC 2.67%, 9/12/2019(c)(e)	37,000	36,722
Matchpoint Finance plc (Ireland)
2.61%, 10/15/2019(c)	50,000	49,512
2.61%, 11/6/2019(c)	35,000	34,604
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.17%), 2.66%, 6/13/2019(d)(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.37%), 2.84%, 6/17/2019(d)(e)	27,000	27,000
(ICE LIBOR USD 1 Month + 0.23%), 2.70%, 6/28/2019(d)(e)	5,000	5,000
Old Line Funding LLC 2.63%, 8/21/2019(c)(e)	20,000	19,883
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.21%), 2.84%, 7/8/2019(d)(e)	30,000	30,000
(ICE LIBOR USD 3 Month + 0.16%), 2.80%, 7/15/2019(d)(e)	10,000	10,000
Sheffield Receivables Co. LLC 2.60%, 6/3/2019(c)(e)	10,000	9,999
Societe Generale SA (France) (ICE LIBOR USD 1 Month + 0.14%), 2.61%, 7/3/2019(d)(e)	50,000	50,000
Starbird Funding Corp. 2.57%, 11/13/2019(c)(e)	45,000	44,476

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Toronto-Dominion Bank (The) (Canada) 2.43%, 6/5/2019(c)(e)	50,000	49,986
(ICE LIBOR USD 1 Month + 0.21%), 2.70%, 6/15/2019(d)(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.37%), 2.85%, 6/20/2019(d)(e)	50,000	50,000
2.62%, 10/22/2019(c)(e)	25,000	24,744
Toyota Finance Australia Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.15%), 2.80%, 6/13/2019(d)	20,000	20,000
(ICE LIBOR USD 1 Month + 0.17%), 2.66%, 6/15/2019(d)	62,000	62,000
Toyota Motor Credit Corp. (Japan) (ICE LIBOR USD 3 Month + 0.10%), 2.73%, 7/15/2019(d)	50,000	50,000
Toyota Motor Finance Netherlands BV (Japan) 2.59%, 7/29/2019(c)	5,000	4,979
UBS AG (Switzerland)
(ICE LIBOR USD 1 Month + 0.20%), 2.70%, 6/5/2019(d)(e)	7,000	7,000
(ICE LIBOR USD 3 Month + 0.09%), 2.69%, 8/7/2019(d)(e)	10,000	10,000
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 3 Month + 0.13%), 2.76%, 7/15/2019(d)(e)	12,000	12,000
(ICE LIBOR USD 3 Month + 0.04%), 2.66%, 7/29/2019(d)(e)	25,000	25,000

TOTAL COMMERCIAL PAPER (Cost $1,636,172)		1,636,172

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bills
2.42%, 10/10/2019(c)	50,000	49,565
2.40%, 11/14/2019(c)	100,000	98,907

TOTAL U.S. TREASURY OBLIGATIONS (Cost $148,472)		148,472

TIME DEPOSITS — 1.6%
Toronto-Dominion Bank (The) (Canada) 2.45%, 6/6/2019 (Cost $100,000)	100,000	100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,262,323)		4,262,323

Total Investments — 101.0% (Cost $6,448,738)*		6,448,738
Liabilities in Excess of Other Assets — (1.0%)		(61,358)

Net Assets — 100.0%		6,387,380

Percentages indicated are based on net assets.

Abbreviations

FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.
(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(c)	The rate shown is the effective yield as of May 31, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[2]

Agency Joint Trading Account II — At May 31, 2019, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of June 03, 2019, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Liquid Assets Money Market Fund	$228,205	$228,253	$232,783

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Repurchase Agreements — At May 31, 2019, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Liquid Assets Money Market Fund
Bofa Securities, Inc.	2.50%	$167,984
Citibank NA	2.50%	28,526
Citigroup Global Markets Holdings, Inc.	2.50%	31,695

Total		$228,205

At May 31, 2019, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	2.42% - 2.70%	10/9/2020 - 5/25/2021
FHLMC	2.61% - 5.00%	12/1/2029 - 4/1/2049
FNMA	2.23% - 4.50%	7/1/2024 - 1/1/2049
GNMA	3.00% - 8.50%	8/15/2021 - 10/20/2067
U.S. Treasury Securities	0.00% - 6.50%	10/31/2020 - 2/15/2049

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein. The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$6,448,738	$—	$6,448,738

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 90.7%
Alabama — 0.6%
Alabama Housing Finance Authority, Multi-Family Housing, Alison Apartments Project Series 2007-B, Rev., VRDO, LOC: U.S. Bank NA, 1.43%, 6/7/2019(b)	5,360	5,360
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series B, Rev., VRDO, LOC: Societe Generale, 1.46%, 6/7/2019(b)(c)	3,270	3,270
Tender Option Bond Trust Receipts/Certificates Series 2018-ZF2770, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	9,000	9,000

		17,630

Alaska — 0.0%(d)
City of Valdez, Exxon Pipeline Co. Project Series B, Rev., VRDO, 2.20%, 6/3/2019(b)	1,275	1,275

Arizona — 0.7%
Arizona Industrial Development Authority, Phoenix Children’s Hopsital Rev., VRDO, LOC: Bank of America NA, 2.27%, 6/3/2019(b)	9,720	9,720
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZF2758, Rev., VRDO, LIQ: Barclays Bank plc, 1.48%, 6/7/2019(b)(c)	3,125	3,125
Series 2018-ZM0615, Rev., VRDO, LIQ: Royal Bank of Canada, 1.50%, 6/7/2019(b)(c)	7,500	7,500

		20,345

Arkansas — 2.1%
Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Ark Project Rev., VRDO, LOC: Bank of America NA, 1.44%, 6/7/2019(b)	15,000	15,000
City of Osceola, Solid Waste Disposal, Plum Point Energy Associates, LLC Project Rev., VRDO, LOC: Goldman Sachs Bank USA, 1.45%, 6/7/2019(b)	49,700	49,700

		64,700

California — 1.1%
City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments Series H-2, Rev., VRDO, LOC: Bank of China, 1.42%, 6/7/2019(b)	11,300	11,300
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2724, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.47%, 6/7/2019(b)(c)	8,000	8,000
Series 2018-BAML0005, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.49%, 6/7/2019(b)(c)	7,000	7,000
Series 2019-BAML8003, Rev., VRDO, LOC: Bank of America NA, 1.50%, 6/7/2019(b)(c)	7,900	7,900

		34,200

Colorado — 2.7%
Colorado Housing and Finance Authority, Multifamily Housing, Terrace PK Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 1.43%, 6/7/2019(b)	11,205	11,205
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-24, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	12,500	12,500
Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 1.49%, 6/7/2019(b)(c)	52,895	52,895
Series 2018-XG0197, Rev., VRDO, LOC: Bank of America NA, 1.49%, 6/7/2019(b)(c)	3,250	3,250
Series 2019-XF0757, Rev., VRDO, LOC: Bank of America NA, 1.49%, 6/7/2019(b)(c)	2,905	2,905

		82,755

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Connecticut — 2.4%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series D, Subseries D-3, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.45%, 6/7/2019(b)	5,825	5,825
Subseries B-2, Rev., AMT, LIQ: Bank of America NA, 1.45%, 6/7/2019(b)	2,580	2,580
Series A, Subseries A-2, Rev., VRDO, AMT, LIQ: U.S. Bank NA, 1.46%, 6/7/2019(b)	11,670	11,670
Subseries C-3, Rev., VRDO, AMT, LIQ: TD Bank NA, 1.47%, 6/7/2019(b)	8,150	8,150
Subseries D-3, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 1.47%, 6/7/2019(b)	7,000	7,000
Subseries D-3, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.47%, 6/7/2019(b)	3,500	3,500
Connecticut State Development Authority, Solid Waste Project Rand Whitny Rev., VRDO, LOC: Bank of Montreal, 1.40%, 6/7/2019(b)	30,000	30,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-3, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	5,000	5,000

		73,725

Delaware — 1.2%
County of New Castle, Flight Safety International, Inc. Project Rev., VRDO, 1.48%, 6/7/2019(b)	35,880	35,880

District of Columbia — 1.8%
District of Columbia, The Pew Charitable Trust Series A, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	9,840	9,840
Metropolitan Washington Airports Authority, Airport System
Series C, Subseries C-1, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 1.43%, 6/7/2019(b)	10,200	10,200
Subseries A-2, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 1.46%, 6/7/2019(b)	9,755	9,755
Subseries A-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.46%, 6/7/2019(b)	15,000	15,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZM0610, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	4,365	4,365
Series 2019-XF2794, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.47%, 6/7/2019(b)(c)	3,100	3,100
Series 2017-ZM0554, Rev., VRDO, LIQ: Citibank NA, 1.48%, 6/7/2019(b)(c)	2,500	2,500

		54,760

Florida — 6.2%
Alachua County Housing Finance Authority, Multifamily Housing, Brookside Apartments Series A, Rev., VRDO, LOC: FNMA, 1.54%, 6/7/2019(b)	5,775	5,775
Alachua County Housing Finance Authority, Multifamily, Santa Fe Apartments Rev., VRDO, LOC: Citibank NA, 1.54%, 6/7/2019(b)	3,230	3,230
Broward County Airtport Facility Series A, Rev., VRDO, AMT, LOC: Citibank NA, 1.42%, 6/7/2019(b)	5,775	5,775
Collier County Housing Finance Authority, Multifamily Housing, Brittany Bay Apartments Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.46%, 6/7/2019(b)	2,470	2,470
Collier County Housing Finance Authority, Multifamily Housing-Sawgrass Pines Apartments Rev., VRDO, LOC: FNMA, 1.48%, 6/7/2019(b)	6,100	6,100
Collier County IDA, Allete, Inc. Project Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.51%, 6/7/2019(b)	26,300	26,300

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Collier County IDA, Ave Maria Utility Co. Project Rev., VRDO, AMT, LOC: Northern Trust Co., 1.50%, 6/7/2019(b)	13,665	13,665
County of Miami-Dade, Seaport Department Series B, Rev., VRDO, AMT, LOC: PNC Bank NA, 1.48%, 6/7/2019(b)	10,150	10,150
County of Okeechobee, Landfill, Inc. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.51%, 6/7/2019(b)	15,000	15,000
County of Palm Beach, Special Purpose Facilities, Flight Safety Project Rev., VRDO, 1.48%, 6/7/2019(b)	18,000	18,000
Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments Series I, Rev., VRDO, LOC: Citibank NA, 1.48%, 6/7/2019(b)	14,175	14,175
Florida Housing Finance Corp., Multi-Family Mortgage, Riverwalk Apartments Rev., VRDO, LOC: FHLMC, 1.50%, 6/7/2019(b)	4,750	4,750
Hillsborough County Housing Finance Authority, Housing-Hunters Run Apartments Project Series 2002 A, Rev., VRDO, LOC: FNMA, 1.54%, 6/7/2019(b)	5,055	5,055
Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 1.54%, 6/7/2019(b)	3,195	3,195
Palm Beach County School District Class A, COP, VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	6,590	6,590
Polk County Housing Finance Authority, Multifamily Housing, Cambridge Club Apartments Project Rev., VRDO, LOC: FNMA, 1.54%, 6/7/2019(b)	6,600	6,600
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project Rev., VRDO, LOC: Bank of America NA, 1.51%, 6/7/2019(b)	16,000	16,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XG0167, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	6,135	6,135
Series 2018-XL0091, Rev., VRDO, LIQ: Credit Suisse AG, 1.45%, 6/7/2019(b)(c)	4,000	4,000
Series 2018-ZM0615, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	7,500	7,500
Series 2017-ZF2503, Rev., VRDO, LIQ: Citibank NA, 1.48%, 6/7/2019(b)(c)	3,750	3,750
Series 2018-XM0701, Rev., VRDO, LIQ: Citibank NA, 1.48%, 6/7/2019(b)(c)	3,400	3,400
Volusia County Housing Finance Authority, Saxon Trace Apartments Rev., VRDO, LOC: FNMA, 1.54%, 6/7/2019(b)	6,600	6,600

		194,215

Georgia — 0.9%
Atkinson/Coffee Counties Joint Development Authority, Solid Waste Disposal, Langboard, Inc. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.49%, 6/7/2019(b)	16,800	16,800
Richmond County Development Authority, Multifamily Housing, Stonegate Club Apartments Project Rev., VRDO, LOC: FNMA, 1.47%, 6/7/2019(b)	6,925	6,925
Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 1.46%, 6/7/2019(b)(c)	3,750	3,750
Valdosta-Lowndes County Industrial Development Authority, Steeda Autosports Project Rev., VRDO, LOC: Bank of America NA, 1.51%, 6/7/2019(b)	1,830	1,830

		29,305

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Illinois — 2.4%
Chicago Midway International Airport, Second Lien Series C-2, Rev., VRDO, AMT, LOC: Bank of Montreal, 1.46%, 6/7/2019(b)	19,955	19,955
County of Will, ExxonMobil Project Rev., VRDO, 2.25%, 6/3/2019(b)	8,040	8,040
Illinois Educational Facilities Authority, The Adler Planetarium Series 1997, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	10,000	10,000
Illinois Finance Authority, The University of Chicago Medical Center Series 2009-E-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 2.20%, 6/3/2019(b)	14,250	14,250
Illinois Housing Development Authority, Brainard Landings II Apartments Rev., VRDO, LOC: U.S. Bank NA, 1.43%, 6/7/2019(b)	2,450	2,450
Illinois Housing Development Authority, Homeowner Mortgage Series 2018-A-2, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: FHLB, 1.39%, 6/7/2019(b)	700	700
Illinois State Toll Highway Authority, Variable Rate Senior Priority Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.43%, 6/7/2019(b)	16,510	16,510
Tender Option Bond Trust Receipts/Certificates Series 2018-XM0686, Rev., VRDO, LIQ: Bank of America NA, 1.49%, 6/7/2019(b)(c)	4,160	4,160

		76,065

Indiana — 1.6%
City of Indianapolis, Economic Development, Pine Glen Apartments Project Rev., VRDO, LOC: FHLB, 1.45%, 6/7/2019(b)	5,865	5,865
City of Indianapolis, Multi-Family Housing, Nora Commons
Series 2004-A, Rev., VRDO, AMT, LOC: U.S. Bank NA, 2.17%, 6/3/2019(b)	5,785	5,785
Class B, Rev., VRDO, LOC: U.S. Bank NA, 1.50%, 6/7/2019(b)	625	625
Gary Chicago International Airport Authority, Multi-Modal Special Purpose Facility Rev., VRDO, LOC: BMO Harris Bank NA, 1.46%, 6/7/2019(b)	5,560	5,560
Indiana Finance Authority, Parkview Health System Obligated Group
Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.50%, 6/3/2019(b)	3,955	3,955
Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 2.20%, 6/3/2019(b)	15,550	15,550
Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.43%, 6/7/2019(b)	5,475	5,475
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Rev., VRDO, LOC: Bank of America NA, 1.52%, 6/7/2019(b)	4,100	4,100
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 1.52%, 6/7/2019(b)	1,860	1,860
Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 1.46%, 6/7/2019(b)(c)	2,500	2,500

		51,275

Iowa — 2.6%
Iowa Finance Authority, Industrial Development, Cone Entertainment Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.49%, 6/7/2019(b)	4,655	4,655
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 1.47%, 6/7/2019(b)	30,800	30,800

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Iowa Finance Authority, Multi-Family Housing
Series B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 1.46%, 6/7/2019(b)	7,230	7,230
Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 1.47%, 6/7/2019(b)	3,250	3,250
Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 1.47%, 6/7/2019(b)	25,000	25,000
Iowa Finance Authority, Wellness Facility, Community of Marshall Town Project Rev., VRDO, LOC: Northern Trust Co., 1.49%, 6/7/2019(b)	7,725	7,725
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	2,550	2,550

		81,210

Kansas — 0.7%
City of Mission, Multi-Family Housing, The Falls Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 1.48%, 6/7/2019(b)	7,750	7,750
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	12,500	12,500

		20,250

Kentucky — 3.9%
County of Carroll, Kentucky Environmental Facilities, Utilities Co. Project
Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.51%, 6/7/2019(b)	7,100	7,100
Series 2008-A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.54%, 6/7/2019(b)	6,800	6,800
Kenton County Airport Board, Flight Safety International, Inc. Series A, Rev., VRDO, 1.48%, 6/7/2019(b)	17,900	17,900
Louisville Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding
Series A, Rev., VRDO, 2.27%, 6/3/2019(b)	63,800	63,800
Series C, Rev., VRDO, 2.28%, 6/3/2019(b)	6,200	6,200
Series 1999 B, Rev., VRDO, 2.32%, 6/3/2019(b)	12,800	12,800
Maysville Industrial Building., Green Tokai Co. Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.47%, 6/7/2019(b)	5,740	5,740

		120,340

Louisiana — 1.5%
Parish of St Bernard, Mobil Oil Rev., VRDO, 2.25%, 6/3/2019(b)	8,000	8,000
Parish of St Charles, Pollution Control, Shell Oil Co., Norco Project
Rev., VRDO, 2.27%, 6/3/2019(b)	8,700	8,700
Series A, Rev., VRDO, 2.27%, 6/3/2019(b)	13,700	13,700
Tender Option Bond Trust Receipts/Certificates
Series 2019-XM0738, Rev., VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	3,245	3,245
Series 2019-BAML7003, Rev., VRDO, LOC: Bank of America NA, 1.46%, 6/7/2019(b)(c)	13,125	13,125

		46,770

Maine — 0.8%
Maine State Housing Authority
Series B2, Rev., VRDO, AMT, LIQ: Bank of America NA, 1.46%, 6/7/2019(b)	14,000	14,000
Series G, Rev., VRDO, AMT, LIQ: Bank of America NA, 1.46%, 6/7/2019(b)	10,265	10,265

		24,265

Maryland — 4.3%
City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.50%, 6/7/2019(b)(c)	6,665	6,665

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Maryland Community Development Administration, Department of Housing and Community Development, Multifamily, Barrington Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	34,500	34,500
Maryland Community Development Administration, Department of Housing and Community Development, Residential
Series J, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 1.46%, 6/7/2019(b)	35,125	35,125
Series G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 1.48%, 6/7/2019(b)	18,760	18,760
Maryland State Transportation Authority, Baltimore/Washington International Thurgood Marshall Airport Series 2012-C, Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 1.42%, 6/7/2019(b)	15,000	15,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2763, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	10,000	10,000
Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	7,500	7,500
Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	4,000	4,000
Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 1.47%, 6/7/2019(b)(c)	3,300	3,300

		134,850

Massachusetts — 0.3%
Massachusetts Development Finance Agency Rev., VRDO, FNMA, LOC: FNMA, 1.45%, 6/7/2019(b)	9,850	9,850

Michigan — 3.3%
Kent Hospital Finance Authority, Spectrum Health System Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.39%, 6/7/2019(b)	7,665	7,665
Michigan State Housing Development Authority, Jackson Project Rev., VRDO, LOC: FHLB, 2.15%, 6/3/2019(b)	9,635	9,635
Michigan State Housing Development Authority, Rental Housing Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.47%, 6/7/2019(b)	11,455	11,455
Michigan State Housing Development Authority, Single-Family Mortgage
Series B, Rev., VRDO, AMT, LIQ: Industrial & Commercial Bank of China, 1.44%, 6/7/2019(b)	49,010	49,010
Series D, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 1.48%, 6/7/2019(b)	4,950	4,950
Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 1.48%, 6/7/2019(b)	5,590	5,590
Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 1.46%, 6/7/2019(b)(c)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2017-XF0597, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	3,000	3,000
Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 1.45%, 6/7/2019(b)(c)	4,075	4,075

		101,380

Minnesota — 0.7%
Minnesota Housing Finance Agency, Residential Housing Finance Series 2017-C, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 1.47%, 6/7/2019(b)	13,200	13,200
Oakdale Multifamily, Housing Cottage Homesteads Rev., VRDO, FHLMC, LOC: FHLMC, 1.46%, 6/7/2019(b)	7,000	7,000

		20,200

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Mississippi — 3.6%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series C, Rev., VRDO, 1.55%, 6/3/2019(b)	12,640	12,640
Series 2010 I, Rev., VRDO, 2.20%, 6/3/2019(b)	20,975	20,975
Series 2011A, Rev., VRDO, 2.20%, 6/3/2019(b)	22,425	22,425
Series G, Rev., VRDO, 2.20%, 6/3/2019(b)	11,770	11,770
Series D, Rev., VRDO, 2.29%, 6/3/2019(b)	15,325	15,325
Series 2007E, Rev., VRDO, 2.40%, 6/3/2019(b)	16,250	16,250
Mississippi Development Bank, Industrial Water System Project Series 2009, Rev., VRDO, 2.20%, 6/3/2019(b)	13,800	13,800

		113,185

Missouri — 3.3%
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series F, Rev., VRDO, 1.48%, 6/3/2019(b)	10,300	10,300
Rib Floater Trust Various States Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 1.47%, 6/7/2019(b)(c)	26,945	26,945
St. Charles County Industrial Development Authority, Country Club Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.42%, 6/7/2019(b)	25,000	25,000
St. Charles County Industrial Development Authority, Remington Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.42%, 6/7/2019(b)	11,200	11,200
Tender Option Bond Trust Receipts/Certificates Series C-16, Rev., VRDO, LOC: Royal Bank of Canada, 1.48%, 6/7/2019(b)(c)	30,000	30,000

		103,445

Nebraska — 1.1%
County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center Series 2008B-1, Rev., VRDO, LOC: U.S. Bank NA, 2.15%, 6/3/2019(b)	5,105	5,105
Nebraska Investment Finance Authority, Multi-Family Housing Series A, Rev., VRDO, LOC: Citibank NA, 1.45%, 6/7/2019(b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2551, Rev., VRDO, LIQ: Citibank NA, 1.47%, 6/7/2019(b)(c)	9,635	9,635
Series 2018-XF2558, Rev., VRDO, LIQ: Citibank NA, 1.47%, 6/7/2019(b)(c)	8,000	8,000

		32,740

Nevada — 0.9%
Clark County Series A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 1.42%, 6/7/2019(b)	17,850	17,850
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF0612, GO, VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	6,840	6,840
Series 2018-ZM0633, GO, VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	4,100	4,100

		28,790

New Jersey — 1.4%
Rib Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 1.47%, 6/7/2019(b)(c)	30,000	30,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XX1091, Rev., VRDO, NATL-RE, LOC: Barclays Bank plc, 1.44%, 6/7/2019(b)(c)	9,000	9,000
Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, 1.44%, 6/7/2019(b)(c)	5,700	5,700

		44,700

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
New York — 6.1%
City of New York, Fiscal Year 2012 Subseries 2012G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 2.32%, 6/3/2019(b)	10,800	10,800
City of New York, Fiscal Year 2018 Subseries E-5, GO, VRDO, LOC: TD Bank NA, 2.20%, 6/3/2019(b)	3,265	3,265
Metropolitan Transportation Authority
Subseries 2005D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.40%, 6/3/2019(b)	9,255	9,255
Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	6,160	6,160
Subseries E-4, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	20,000	20,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series BB-2, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 2.43%, 6/3/2019(b)	17,000	17,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015-BB-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.20%, 6/3/2019(b)	10,000	10,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2019 Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 1.42%, 6/7/2019(b)	20,775	20,775
New York State Housing Finance Agency, 250 West 93rd Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.45%, 6/7/2019(b)	15,000	15,000
New York State Housing Finance Agency, 350 West 43rd Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.27%, 6/3/2019(b)	9,550	9,550
New York State Housing Finance Agency, 455 West 37th Street Housing Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 2.27%, 6/3/2019(b)	30,640	30,640
Tender Option Bond Trust Receipts/Certificates
Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 2.20%, 6/3/2019(b)(c)	11,525	11,525
Series 2018-XF0238, Rev., VRDO, LIQ: TD Bank NA, 1.44%, 6/7/2019(b)(c)	16,115	16,115
Series 2018-XF2757, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.44%, 6/7/2019(b)(c)	11,000	11,000

		191,085

North Carolina — 0.4%
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	3,000	3,000
Union County Industrial Facilities and Pollution Control Financing Authority, Darnel, Inc. Project Series 2007, Rev., VRDO, LOC: BB&T Corp., 1.51%, 6/7/2019(b)	10,000	10,000

		13,000

North Dakota — 0.9%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series B, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.47%, 6/7/2019(b)	27,055	27,055

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Ohio — 0.1%
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-30, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	3,905	3,905

Oregon — 2.6%
Marion County Housing Authority, Residence At Marian Rev., VRDO, LOC: U.S. Bank NA, 1.47%, 6/7/2019(b)	240	240
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series 2018 B, Rev., VRDO, LIQ: State Street Bank & Trust, 1.42%, 6/7/2019(b)	18,820	18,820
Port of Portland, Oregon International Airport, Multimodal Variable Rate
Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.50%, 6/7/2019(b)	26,350	26,350
Series 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.50%, 6/7/2019(b)	27,615	27,615
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0637, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	7,500	7,500

		80,525

Other — 5.4%
Eagle Tax-Exempt Trust Series 0055F, Class A, Rev., VRDO, FHLMC, LIQ: FHLB, 1.46%, 6/7/2019(b)(c)	25,000	25,000
FHLMC, Multi-Family Housing
Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 1.46%, 6/7/2019(b)	73,300	73,300
Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	15,385	15,385
Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	11,110	11,110
Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	19,905	19,905
Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	21,140	21,140
SunAmerica Taxable Trust, Various States Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.48%, 6/7/2019(b)	1,575	1,575

		167,415

Pennsylvania — 1.8%
City of Philadelphia Pennsylvania Airport Subseries C-1, Rev., VRDO, AMT, LOC: TD Bank NA, 1.55%, 6/7/2019(b)	19,295	19,295
City of Philadelphia, Water and Wastewater Series B, Rev., VRDO, LOC: TD Bank NA, 1.50%, 6/7/2019(b)	1,640	1,640
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2006-93B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 1.48%, 6/7/2019(b)	3,725	3,725
Series 2007-98C, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 1.48%, 6/7/2019(b)	8,700	8,700
Series 2005-89, Rev., VRDO, AMT, LIQ: TD Bank NA, 1.55%, 6/7/2019(b)	10,500	10,500
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF0702, Rev., VRDO, LIQ: Bank of America NA, 1.43%, 6/7/2019(b)(c)	2,000	2,000
Series 2018-XG0201, Rev., VRDO, GTD , LOC: Barclays Bank plc, 1.46%, 6/7/2019(b)(c)	5,000	5,000
Series 2018-XL0061, Rev., VRDO, LOC: Citibank NA, 1.48%, 6/7/2019(b)(c)	4,490	4,490

		55,350

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Rhode Island — 0.8%
Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing, University Heights Project Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.43%, 6/7/2019(b)	25,500	25,500

South Carolina — 1.2%
South Carolina State Housing Finance and Development Authority, Rental Housing, Rocky Creek Rev., VRDO, LOC: Wells Fargo Bank NA, 1.51%, 6/7/2019(b)	4,085	4,085
Tender Option Bond Trust Receipts/Certificates
Series 2018-XM0719, GO, VRDO, SCSDE, LIQ: Royal Bank of Canada, 1.46%, 6/7/2019(b)(c)	4,000	4,000
Series 2019-BAML5004, Rev., VRDO, LIQ: Bank of America NA, 1.46%, 6/7/2019(b)(c)	30,725	30,725

		38,810

Tennessee — 3.6%
Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund
Rev., VRDO, LOC: Bank of America NA, 2.30%, 6/3/2019(b)	35,360	35,360
Rev., VRDO, LOC: Bank of America NA, 2.30%, 6/3/2019(b)	3,800	3,800
Jackson Industrial Development Board, General Cable Corp. Project Rev., VRDO, LOC: PNC Bank NA, 1.48%, 6/7/2019(b)	9,000	9,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Arbor Crest Rev., VRDO, FNMA, LOC: FNMA, 1.42%, 6/7/2019(b)	12,750	12,750
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Retreat Dry Rev., VRDO, LOC: Citibank NA, 1.45%, 6/7/2019(b)	10,625	10,625
Montgomery County Public Building Authority, Pooled Financing Series 2006, Rev., VRDO, LOC: Bank of America NA, 2.30%, 6/3/2019(b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	15,390	15,390
Series 2018-XL0062, Rev., VRDO, LOC: Citibank NA, 1.48%, 6/7/2019(b)(c)	4,420	4,420

		111,345

Texas — 10.4%
Capital Area Housing Finance Corp., Multi-Family Housing, Cypress Creek At River Apartments Rev., VRDO, LOC: Citibank NA, 1.44%, 6/7/2019(b)	10,065	10,065
Dallas-Fort Worth International Airport Facilities Improvement Corp., United Parcel Service, Inc. Series B, Rev., VRDO, 2.28%, 6/3/2019(b)	3,300	3,300
Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project
Rev., VRDO, 2.25%, 6/3/2019(b)	14,300	14,300
Series B, Rev., VRDO, 2.25%, 6/3/2019(b)	15,000	15,000
Harris County Industrial Development Corp., Pollution Control, Exxon Project Series 1987, Rev., VRDO, 2.25%, 6/3/2019(b)	7,000	7,000
Lower Neches Valley Authority Industrial Development Corp. Subseries B-2, Rev., VRDO, 2.25%, 6/3/2019(b)	26,730	26,730
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series B, Rev., VRDO, 2.25%, 6/3/2019(b)	25,775	25,775
Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes Rev., VRDO, LOC: Citibank NA, 1.44%, 6/7/2019(b)	12,075	12,075

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
North Texas Tollway Authority System Series 2016-XF2220, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	7,200	7,200
Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project Rev., VRDO, 1.46%, 6/7/2019(b)	7,825	7,825
RBC Municipal Products, Inc. Trust, Floater Certificates
Series G-20, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	10,000	10,000
Series G-31, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	3,000	3,000
Series G-34, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	5,400	5,400
Southeast Texas Housing Finance Corp., Multi-Family Housing, Wyndham Park Apartments Rev., VRDO, FNMA, LOC: FNMA, 1.44%, 6/7/2019(b)	8,000	8,000
State of Texas, Veterans
Series C, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 1.49%, 6/7/2019(b)	19,045	19,045
Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 1.65%, 6/7/2019(b)	175	175
Series A, GO, VRDO, LIQ: State Street Bank & Trust, 1.65%, 6/7/2019(b)	9,480	9,480
GO, VRDO, AMT, LIQ: State Street Bank & Trust, 1.70%, 6/7/2019(b)	12,580	12,580
State of Texas, Veterans Housing Assistance Program Series 2007-B, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 1.70%, 6/7/2019(b)	28,340	28,340
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series C-2, Rev., VRDO, LOC: Bank of New York Mellon, 1.39%, 6/7/2019(b)	3,200	3,200
Tender Option Bond Trust Receipts/Certificates
Series 2017-XF0599, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	9,000	9,000
Series 2017-XG0155, GO, VRDO, PSF-GTD, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	5,503	5,503
Series 2018-G-84, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	7,125	7,125
Series 2018-G-85, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	6,175	6,175
Series 2018-XG0166, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	3,295	3,295
Series G-21, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	5,000	5,000
Series 2016-ZF0465, Rev., VRDO, LOC: Royal Bank of Canada, 1.49%, 6/7/2019(b)(c)	48,605	48,605
Texas Department of Housing and Community Affairs, Multi-Family Housing, Idlewilde Apartments Series 2006, Rev., VRDO, LOC: FNMA, 1.44%, 6/7/2019(b)	11,590	11,590

		324,783

Utah — 0.5%
Utah Housing Corp., Single Family Mortgage
Series A-1, Class I, Rev., VRDO, LIQ: FHLB, 1.47%, 6/7/2019(b)	2,200	2,200
Series A-2, Rev., VRDO, LIQ: FHLB, 1.47%, 6/7/2019(b)	1,755	1,755
Series B, Class I, Rev., VRDO, LIQ: FHLB, 1.47%, 6/7/2019(b)	3,370	3,370
Series C-2, Class I, Rev., VRDO, FHA, LIQ: FHLB, 1.47%, 6/7/2019(b)	4,040	4,040
Series D-2, Class I, Rev., VRDO, LIQ: FHLB, 1.47%, 6/7/2019(b)	4,150	4,150

		15,515

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Virginia — 2.3%
Arlington County Industrial Development Authority, Multi-family, Gates Ballston Apartments Rev., VRDO, LOC: PNC Bank NA, 1.56%, 6/7/2019(b)	15,525	15,525
Hampton Industrial Development Authority, Waste of VA Landfills Rev., VRDO, LOC: Wells Fargo Bank NA, 1.51%, 6/7/2019(b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 1.44%, 6/7/2019(b)(c)	5,415	5,415
Series 2018-XG0183, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	6,435	6,435
Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	4,230	4,230
Series 2018-BAML0002, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.49%, 6/7/2019(b)(c)	15,390	15,390
Series 2018-BAML0004, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.49%, 6/7/2019(b)(c)	15,190	15,190

		72,185

Washington — 1.6%
Port Grays Harbor Industrial Development Corp., Murphy Co. Project Rev., VRDO, LOC: U.S. Bank NA, 1.47%, 6/7/2019(b)	10,000	10,000
Port of Seattle, Subordinate Lien Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.50%, 6/7/2019(b)	28,515	28,515
Tender Option Bond Trust Receipts/Certificates Series 2018-XF0658, Rev., VRDO, LIQ: Bank of America NA, 1.50%, 6/7/2019(b)(c)	5,610	5,610
Washington Health Care Facilities Authority, Providence Health and Services Series 2012-D, Rev., VRDO, LIQ: U.S. Bank NA, 1.42%, 6/7/2019(b)	205	205
Washington State Housing Finance Commission, Multi-Family Housing, Alderwood Court Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.48%, 6/7/2019(b)	5,350	5,350

		49,680

Wisconsin — 0.5%
City of Appleton, Industrial Development, Great Northern Corp., Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.50%, 6/7/2019(b)	2,200	2,200
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2541, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	3,400	3,400
Wisconsin Housing & Economic Development Authority
Series 2007F, Rev., VRDO, AMT, LOC: Bank of America NA, 1.46%, 6/7/2019(b)	4,945	4,945
Series 2007G, Rev., VRDO, AMT, LOC: Bank of America NA, 1.48%, 6/7/2019(b)	4,675	4,675

		15,220

Wyoming — 0.4%
County of Laramie, Industrial Development, Cheyenne Light Fuel and Power Co. Project Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.49%, 6/7/2019(b)	7,000	7,000
Wyoming Community Development Authority, Composite Reoffering Housing Series 6, Rev., VRDO, AMT, LIQ: FHLB, 1.47%, 6/7/2019(b)	4,400	4,400

		11,400

TOTAL MUNICIPAL BONDS (Cost $2,820,878)		2,820,878

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Shares (000)	Value ($000)
VARIABLE RATE DEMAND PREFERRED SHARES - 8.5%
California — 0.5%
Nuveen California Quality Municipal Income Fund
Series 6, LIQ: Citibank NA, 1.55%, 6/7/2019 #(c)	5,000	5,000
Series 4, LIQ: Royal Bank of Canada, 1.56%, 6/7/2019 #(c)	10,000	10,000

		15,000

New York — 1.1%
BlackRock MuniYield New York Quality Fund, Inc. LIQ: Citibank NA, 1.54%, 6/7/2019 #(c)	35,000	35,000

Other — 6.9%
BlackRock MuniYield Quality Fund III Inc. LIQ: Citibank NA, 1.57%, 6/7/2019 #(c)	30,000	30,000
Nuveen AMT-Free Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.47%, 6/7/2019 #(c)	25,000	25,000
Series 4, LIQ: Barclays Bank plc, 1.50%, 6/7/2019 #(c)	16,700	16,700
Nuveen Quality Municipal Income Fund
Series 1, LIQ: Barclays Bank plc, 1.57%, 6/7/2019 #(c)	96,400	96,400
Series 2, LIQ: Barclays Bank plc, 1.57%, 6/7/2019 #(c)	20,000	20,000
Series 3, LIQ: Barclays Bank plc, 1.57%, 6/7/2019 #(c)	24,200	24,200

		212,300

TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $262,300)		262,300

Total Investments — 99.2% (Cost $3,083,178)*		3,083,178
Other Assets Less Liabilities — 0.8%		25,786

Net Assets — 100.0%		3,108,964

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations
AMT	Alternative Minismum Tax
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2019.
*	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,083,178	$—	$3,083,178

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”).

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 55.1%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 2.50% - 2.51%, dated 5/31/2019, due 6/3/19, repurchase price $8,651,803. [1]	8,650,000	8,650,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 2.50%, dated 5/31/2019, due 6/3/19, repurchase price $401,889. [2]	401,805	401,805
Bank of America Corp., 2.50%, dated 5/31/2019, due 6/3/2019, repurchase price $750,156, collateralized by GNMA, 3.50% - 4.00%, due 5/20/2044 - 2/20/2047, with a value of $765,000.	750,000	750,000
Bank of Nova Scotia (The), 2.50%, dated 5/31/2019, due 6/3/2019, repurchase price $2,000,417, collateralized by FHLMC, 2.50% - 6.00%, due 11/1/2020 - 2/1/2049, FNMA, 2.37% - 5.50%, due 2/1/2024 - 4/1/2049, and U.S. Treasury Securities, 1.63% - 3.00%, due 9/30/2025 - 2/15/2026 with a value of $2,040,000.	2,000,000	2,000,000
Barclays Capital, Inc., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $450,093, collateralized by U.S. Treasury Securities, 3.13%, due 11/15/2028, with a value of $459,000.	450,000	450,000
Barclays Capital, Inc., 2.42%, dated 5/31/2019, due 8/1/2019, repurchase price $1,305,418, collateralized by U.S. Treasury Securities, 0.00% - 3.13%, due 5/15/2024 - 8/15/2045, with a value of $1,326,000.	1,300,000	1,300,000
BMO Capital Markets Corp., 2.50%, dated 5/31/2019, due 6/7/2019, repurchase price $500,243, collateralized by FHLB, 0.88% - 2.13%, due 8/5/2019 - 2/11/2020, FHLMC, 2.89% - 5.00%, due 6/1/2030 - 5/15/2049, FNMA, 1.33% - 5.00%, due 10/24/2019 - 4/25/2049, and GNMA, 2.50% - 5.50%, due 10/16/2041 - 5/20/2069 with a value of $517,413.	500,000	500,000
BNP Paribas SA, 2.42%, dated 5/31/2019, due 6/7/2019, repurchase price $500,235, collateralized by FHLB, 5.00%, due 10/1/2035, FHLMC, 2.74% - 5.00%, due 5/1/2025 - 10/15/2048, FNMA, 3.50% - 5.00%, due 11/1/2040 - 4/1/2049, GNMA, 2.00% - 6.00%, due 5/15/2023 - 6/20/2048, and U.S. Treasury Securities, 0.00% - 3.00%, due 3/31/2020 - 8/15/2048 with a value of $512,023.	500,000	500,000
BNP Paribas SA, 2.45%, dated 5/31/2019, due 6/7/2019, repurchase price $500,238, collateralized by FHLB, 4.50%, due 6/1/2041, FHLMC, 2.74% - 4.50%, due 2/1/2027 - 3/1/2049, FNMA, 2.50% - 8.50%, due 9/1/2025 - 3/1/2048, GNMA, 2.50% - 4.50%, due 11/15/2039 - 3/20/2049, and U.S. Treasury Securities, 0.00% - 1.88%, due 11/29/2019 - 2/15/2048 with a value of $514,176.	500,000	500,000
BNP Paribas SA, 2.45%, dated 5/31/2019, due 6/7/2019, repurchase price $1,000,476, collateralized by FHLB, 3.00% - 6.00%, due 11/1/2022 - 1/1/2049, FHLMC, 2.00% - 7.50%, due 8/1/2019 - 5/1/2049, FNMA, 2.88% - 6.50%, due 6/25/2019 - 5/1/2049, GNMA, 2.50% - 6.00%, due 2/15/2029 - 2/20/2049, and U.S. Treasury Securities, 0.00% - 2.63%, due 8/22/2019 - 2/15/2047 with a value of $1,030,402.	1,000,000	1,000,000
BNP Paribas SA, 2.45%, dated 5/31/2019, due 6/7/2019, repurchase price $1,000,476, collateralized by FHLB, 5.00% - 6.00%, due 8/1/2035 - 11/1/2041, FHLMC, 0.00% - 6.00%, due 8/1/2020 - 3/1/2049, FNMA, 2.73% - 5.50%, due 7/1/2031 - 6/1/2051, GNMA, 2.50% - 5.50%, due 3/20/2038 - 5/20/2049, and U.S. Treasury Securities, 0.00% - 2.50%, due 9/19/2019 - 8/15/2047 with a value of $1,032,929.	1,000,000	1,000,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
BNP Paribas SA, 2.45%, dated 5/31/2019, due 6/7/2019, repurchase price $1,000,476, collateralized by FHLB, 4.00%, due 9/1/2047, FHLMC, 3.00% - 7.00%, due 10/1/2020 - 11/25/2049, FNMA, 2.50% - 8.50%, due 6/18/2027 - 5/1/2049, GNMA, 3.00% - 6.50%, due 12/15/2033 - 4/20/2049, and U.S. Treasury Securities, 0.00% - 2.75%, due 11/7/2019 - 8/15/2048 with a value of $1,028,967.	1,000,000	1,000,000
BNP Paribas SA, 2.46%, dated 5/31/2019, due 6/7/2019, repurchase price $500,239, collateralized by FHLMC, 3.00% - 4.50%, due 9/1/2042 - 3/1/2049, FNMA, 2.08% - 4.50%, due 10/1/2033 - 7/1/2048, GNMA, 3.07% - 6.50%, due 4/15/2029 - 1/20/2049, and U.S. Treasury Securities, 2.25% - 2.75%, due 8/31/2020 - 1/31/2024 with a value of $513,256.	500,000	500,000
BNP Paribas SA, 2.46%, dated 5/31/2019, due 6/7/2019, repurchase price $500,239, collateralized by U.S. Treasury Securities, 0.00% - 3.38%, due 11/15/2020 - 8/15/2048, with a value of $513,171.	500,000	500,000
BNP Paribas SA, 2.46%, dated 5/31/2019, due 6/7/2019, repurchase price $1,000,478, collateralized by FHLB, 5.00% - 6.00%, due 1/1/2032 - 11/1/2048, FHLMC, 2.50% - 7.00%, due 11/1/2022 - 4/15/2054, FNMA, 1.30% - 7.00%, due 9/30/2019 - 4/1/2049, GNMA, 2.50% - 5.00%, due 9/15/2024 - 5/20/2049, and U.S. Treasury Securities, 0.00% - 3.00%, due 9/12/2019 - 2/15/2048 with a value of $1,027,050.	1,000,000	1,000,000
BNP Paribas SA, 2.46%, dated 5/31/2019, due 6/7/2019, repurchase price $1,500,718, collateralized by FHLB, 3.00% - 6.00%, due 2/1/2028 - 8/1/2048, FHLMC, 2.00% - 6.50%, due 6/15/2019 - 2/1/2049, FNMA, 2.73% - 7.50%, due 6/1/2023 - 1/1/2058, GNMA, 2.50% - 7.00%, due 11/15/2023 - 4/20/2049, and U.S. Treasury Securities, 0.00% - 8.13%, due 8/15/2019 - 2/15/2048 with a value of $1,549,334.	1,500,000	1,500,000
BNP Paribas SA, 2.50%, dated 5/31/2019, due 6/7/2019, repurchase price $1,000,486, collateralized by FHLB, 5.50%, due 2/1/2037, FHLMC, 3.00% - 7.50%, due 12/1/2019 - 4/1/2049, FNMA, 3.00% - 8.50%, due 6/18/2027 - 5/25/2049, GNMA, 2.96% - 6.00%, due 1/15/2022 - 1/20/2049, and U.S. Treasury Securities, 0.00% - 3.63%, due 11/29/2019 - 2/15/2045 with a value of $1,033,361.	1,000,000	1,000,000
BNP Paribas SA, 2.50%, dated 5/31/2019, due 6/7/2019, repurchase price $1,500,729, collateralized by FFCB, 3.33%, due 2/1/2033, FHLB, 3.29% - 5.50%, due 2/10/2031 - 1/1/2038, FHLMC, 0.00% - 6.50%, due 3/1/2022 - 11/25/2049, FNMA, 0.00% - 6.50%, due 5/15/2022 - 4/1/2049, GNMA, 2.00% - 6.50%, due 1/15/2026 - 5/20/2049, and U.S. Treasury Securities, 0.00% - 8.13%, due 7/15/2019 - 11/15/2045 with a value of $1,549,403.	1,500,000	1,500,000
BNP Paribas SA, 2.45%, dated 5/31/2019, due 8/5/2019, repurchase price $502,246, collateralized by FHLB, 5.00%, due 12/1/2048, FHLMC, 3.50% - 5.50%, due 10/1/2025 - 10/1/2048, FNMA, 2.75% - 7.00%, due 12/1/2044 - 1/1/2058, GNMA, 2.50% - 6.00%, due 9/15/2038 - 12/20/2048, and U.S. Treasury Securities, 0.00% - 8.13%, due 8/15/2019 - 2/15/2046 with a value of $513,131.	500,000	500,000
Daiwa Capital Markets America, Inc., 2.50%, dated 5/31/2019, due 6/3/2019, repurchase price $2,500,521, collateralized by FFCB, 2.25% - 2.59%, due 5/17/2021 - 7/22/2024, FHLB, 2.65%, due 8/16/2032, FHLMC, 2.44% - 5.50%, due 10/1/2021 - 5/1/2049, FNMA, 2.43% - 9.75%, due 7/1/2019 - 5/1/2049, GNMA, 2.74% - 5.00%, due 7/20/2033 - 5/20/2049, and U.S. Treasury Securities, 0.00% - 3.50%, due 6/20/2019 - 8/15/2044, with a value of $2,551,625.	2,500,000	2,500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Daiwa Capital Markets America, Inc., 2.47%, dated 5/31/2019, due 6/5/2019, repurchase price $1,750,600, collateralized by FFCB, 2.20%, due 2/28/2022, FHLB, 2.25% - 3.13%, due 12/11/2020 - 11/16/2026, FHLMC, 2.83% - 5.00%, due 12/15/2029 - 6/1/2049, FNMA, 2.50% - 6.50%, due 9/1/2019 - 3/1/2052, GNMA, 2.74% - 6.00%, due 7/20/2033 - 5/20/2049, and U.S. Treasury Securities, 0.00% - 3.63%, due 6/13/2019 - 2/15/2047 with a value of $1,786,821.	1,750,000	1,750,000
Deutsche Bank Securities, Inc., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $1,999,704, collateralized by U.S. Treasury Securities, 0.00% - 5.25%, due 6/30/2019 - 2/15/2049, with a value of $2,039,277.	1,999,291	1,999,291
Fixed Income Clearing Corp., 2.30%, dated 5/31/2019, due 6/3/2019, repurchase price $750,144, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 8/15/2019 - 11/30/2023, with a value of $765,000.	750,000	750,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $1,400,289, collateralized by U.S. Treasury Securities, 2.00% - 3.00%, due 6/30/2025 - 1/15/2026, with a value of $1,428,004.	1,400,000	1,400,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $3,000,620, collateralized by U.S. Treasury Securities, 0.13% - 2.13%, due 7/15/2022 - 5/31/2026, with a value of $3,060,000.	3,000,000	3,000,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $8,001,653, collateralized by U.S. Treasury Securities, 0.38% - 2.88%, due 4/15/2023 - 5/15/2027, with a value of $8,160,011.	8,000,000	8,000,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $8,001,653, collateralized by U.S. Treasury Securities, 2.38% - 3.13%, due 3/15/2022 - 11/15/2044, with a value of $8,160,000.	8,000,000	8,000,000
Goldman Sachs & Co. LLC, 2.45%, dated 5/31/2019, due 6/3/2019, repurchase price $500,102, collateralized by U.S. Treasury Securities, 1.50% - 2.13%, due 5/31/2020 - 11/30/2024, with a value of $510,000.	500,000	500,000
Goldman Sachs & Co. LLC, 2.45%, dated 5/31/2019, due 6/6/2019, repurchase price $1,500,613, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 5/15/2020 - 5/15/2035, with a value of $1,530,000.	1,500,000	1,500,000
Goldman Sachs & Co. LLC, 2.45%, dated 5/31/2019, due 6/7/2019, repurchase price $1,500,715, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 5/31/2023 - 5/15/2048, with a value of $1,530,000.	1,500,000	1,500,000
HSBC Securities USA, Inc., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $350,072, collateralized by U.S. Treasury Securities, 1.25% - 2.75%, due 11/30/2020 - 3/31/2023, with a value of $357,074.	350,000	350,000
ING Financial Markets LLC, 2.43%, dated 5/31/2019, due 7/3/2019, repurchase price $501,114, collateralized by FHLMC, 2.24% - 5.50%, due 8/1/2035 - 4/1/2049, FNMA, 2.49% - 6.50%, due 7/1/2024 - 9/1/2057, and U.S. Treasury Securities, 1.38% - 1.50%, due 3/31/2020 - 8/15/2026 with a value of $511,170.	500,000	500,000
Mitsubishi UFJ Trust & Banking Corp., 2.50%, dated 5/31/2019, due 6/3/2019, repurchase price $1,100,229, collateralized by GNMA, 3.00% - 4.50%, due 8/20/2041 - 4/20/2049, with a value of $1,122,078.	1,100,000	1,100,000
Mitsubishi UFJ Trust & Banking Corp., 2.45%, dated 5/31/2019, due 6/5/2019, repurchase price $1,300,442, collateralized by U.S. Treasury Securities, 1.63% - 2.88%, due 8/31/2022 - 2/15/2029, with a value of $1,326,271.	1,300,000	1,300,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Natixis SA, 2.50%, dated 5/31/2019, due 6/3/2019, repurchase price $1,700,354, collateralized by FFCB, 2.48% - 3.99%, due 10/19/2029 - 4/5/2038, FHLB, 3.32% - 4.15%, due 2/12/2030 - 6/1/2038, FHLMC, 0.00% - 4.00%, due 3/15/2029 - 3/1/2049, FNMA, 0.00% - 4.00%, due 5/15/2025 - 8/1/2042, GNMA, 2.88% - 5.50%, due 1/16/2034 - 4/20/2049, and U.S. Treasury Securities, 0.00% - 8.13%, due 1/15/2020 - 8/15/2045 with a value of $1,734,361.	1,700,000	1,700,000
Natixis SA, 2.43%, dated 5/31/2019, due 6/7/2019, repurchase price $1,300,614, collateralized by FHLMC, 3.50% - 6.00%, due 9/1/2028 - 2/1/2049, FNMA, 3.50% - 4.78%, due 7/1/2030 - 6/1/2048, GNMA, 2.76% - 6.00%, due 10/20/2032 - 9/16/2037, and U.S. Treasury Securities, 0.00% - 3.63%, due 5/21/2020 - 5/15/2048 with a value of $1,331,416.	1,300,000	1,300,000
Natwest Markets Securities, Inc., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $2,500,517, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 6/4/2019 - 5/15/2049, with a value of $2,550,527.	2,500,000	2,500,000
Nomura Securities International, Inc., 2.50%, dated 5/31/2019, due 6/3/2019, repurchase price $2,800,583, collateralized by FHLB, 4.50%, due 2/1/2049, FHLMC, 2.50% - 7.50%, due 3/1/2020 - 5/1/2049, FNMA, 2.00% - 8.00%, due 5/1/2022 - 2/1/2057, GNMA, 2.00% - 9.00%, due 11/15/2019 - 5/20/2069, and U.S. Treasury Securities, 3.00%, due 5/15/2042 with a value of $2,856,595.	2,800,000	2,800,000
Norinchukin Bank (The), 2.54%, dated 5/31/2019, due 6/5/2019, repurchase price $200,071, collateralized by U.S. Treasury Securities, 1.50%, due 8/15/2026, with a value of $203,077.	200,000	200,000
Norinchukin Bank (The), 2.54%, dated 5/31/2019, due 6/12/2019, repurchase price $450,381, collateralized by U.S. Treasury Securities, 0.13% - 0.38%, due 4/15/2020 - 1/15/2027, with a value of $458,908.	450,000	450,000
Norinchukin Bank (The), 2.54%, dated 5/31/2019, due 6/14/2019, repurchase price $650,642, collateralized by U.S. Treasury Securities, 3.63%, due 4/15/2028, with a value of $660,637.	650,000	650,000
Norinchukin Bank (The), 2.54%, dated 5/31/2019, due 6/19/2019, repurchase price $550,737, collateralized by U.S. Treasury Securities, 3.63%, due 4/15/2028, with a value of $559,004.	550,000	550,000
Norinchukin Bank (The), 2.50%, dated 5/31/2019, due 7/11/2019, repurchase price $250,712, collateralized by U.S. Treasury Securities, 0.13% - 1.50%, due 4/15/2020 - 8/15/2026, with a value of $254,440.	250,000	250,000
Norinchukin Bank (The), 2.48%, dated 5/31/2019, due 8/9/2019, repurchase price $452,170, collateralized by U.S. Treasury Securities, 0.13%, due 4/15/2020, with a value of $458,952.	450,000	450,000
Norinchukin Bank (The), 2.49%, dated 5/31/2019, due 8/15/2019, repurchase price $251,314, collateralized by U.S. Treasury Securities, 1.50%, due 8/15/2026, with a value of $253,847.	250,000	250,000
Norinchukin Bank (The), 2.49%, dated 5/31/2019, due 8/16/2019, repurchase price $201,065, collateralized by U.S. Treasury Securities, 1.50%, due 8/15/2026, with a value of $203,077.	200,000	200,000
Norinchukin Bank (The), 2.48%, dated 5/31/2019, due 8/22/2019, repurchase price $502,859, collateralized by U.S. Treasury Securities, 0.38%, due 1/15/2027, with a value of $509,281.	500,000	500,000
RBC Capital Markets LLC, 2.42%, dated 5/31/2019, due 6/7/2019, repurchase price $1,250,588, collateralized by FHLMC, 1.00% - 4.50%, due 11/15/2021 - 11/1/2048, FNMA, 2.00% - 4.00%, due 11/25/2020 - 3/25/2058, GNMA, 1.50% - 5.50%, due 11/20/2026 - 10/20/2068, and U.S. Treasury Securities, 0.00% - 1.75%, due 8/1/2019 - 2/28/2022 with a value of $1,286,353.	1,250,000	1,250,000
Societe Generale SA, 2.43%, dated 5/31/2019, due 7/10/2019, repurchase price $501,350, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 7/18/2019 - 11/15/2048, with a value of $510,000.	500,000	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Sumitomo Mitsui Banking Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $2,500,517, collateralized by U.S. Treasury Securities, 2.25% - 2.63%, due 2/28/2023 - 8/15/2027, with a value of $2,562,490.	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp., 2.50%, dated 5/31/2019, due 6/3/2019, repurchase price $3,000,625, collateralized by GNMA, 3.00% - 4.00%, due 10/20/2042 - 5/20/2048, with a value of $3,069,659.	3,000,000	3,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $77,751,096)		77,751,096

U.S. GOVERNMENT AGENCY SECURITIES — 35.3%
FFCB
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.38%, 6/3/2019(b)	275,000	275,000
(US Federal Funds Effective Rate (continuous series) + 0.07%), 2.46%, 6/3/2019(b)	250,000	250,000
(Federal Reserve Bank Prime Loan Rate US - 2.98%), 2.52%, 6/3/2019(b)	225,000	225,000
(Federal Reserve Bank Prime Loan Rate US - 2.98%), 2.53%, 6/3/2019(b)	300,000	300,000
(ICE LIBOR USD 1 Month + 0.04%), 2.53%, 6/3/2019(b)	450,000	450,000
(US Federal Funds Effective Rate (continuous series) + 0.14%), 2.53%, 6/3/2019(b)	425,000	425,000
(Federal Reserve Bank Prime Loan Rate US - 2.93%), 2.58%, 6/3/2019(b)	325,000	325,000
(ICE LIBOR USD 1 Month + 0.00%), 2.42%, 6/5/2019(b)	400,000	400,000
(ICE LIBOR USD 1 Month + 0.35%), 2.82%, 6/5/2019(b)	50,000	50,254
(ICE LIBOR USD 1 Month + 0.04%), 2.46%, 6/6/2019(b)	400,000	400,000
(US Federal Funds Effective Rate (continuous series) + 0.10%), 2.48%, 6/6/2019(b)	100,000	100,000
(ICE LIBOR USD 1 Month - 0.03%), 2.44%, 6/7/2019(b)	275,000	275,000
(ICE LIBOR USD 1 Month + 0.00%), 2.47%, 6/7/2019(b)	90,000	89,975
DN, 2.56%, 6/10/2019(c)	72,000	71,955
(ICE LIBOR USD 3 Month - 0.11%), 2.49%, 6/11/2019(b)	400,000	400,000
(ICE LIBOR USD 1 Month - 0.01%), 2.43%, 6/15/2019(b)	200,000	199,924
(ICE LIBOR USD 1 Month + 0.05%), 2.48%, 6/16/2019(b)	50,000	50,000
(ICE LIBOR USD 1 Month - 0.07%), 2.37%, 6/17/2019(b)	275,000	275,000
(ICE LIBOR USD 1 Month - 0.06%), 2.37%, 6/23/2019(b)	300,000	299,998
(ICE LIBOR USD 1 Month + 0.04%), 2.48%, 6/24/2019(b)	550,000	550,000
FHLB
(ICE LIBOR USD 3 Month - 0.23%), 2.39%, 6/3/2019(b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.23%), 2.39%, 6/3/2019(b)	300,000	300,000
(ICE LIBOR USD 3 Month - 0.23%), 2.39%, 6/3/2019(b)	500,000	500,000
(SOFR + 0.02%), 2.42%, 6/3/2019(b)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.02%), 2.45%, 6/3/2019(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.02%), 2.45%, 6/3/2019(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.03%), 2.46%, 6/3/2019(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.03%), 2.46%, 6/3/2019(b)	350,000	350,000
(ICE LIBOR USD 1 Month + 0.04%), 2.53%, 6/3/2019(b)	900,000	900,000
DN, 2.54%, 6/4/2019(c)	450,000	449,906
(ICE LIBOR USD 3 Month - 0.23%), 2.37%, 6/5/2019(b)	250,000	250,000
DN, 2.54%, 6/5/2019(c)	450,000	449,874
DN, 2.53%, 6/6/2019(c)	335,000	334,884
(ICE LIBOR USD 1 Month - 0.03%), 2.44%, 6/7/2019(b)	750,000	750,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month - 0.16%), 2.45%, 6/7/2019(b)	250,000	250,002
DN, 2.53%, 6/7/2019(c)	350,000	349,854
(ICE LIBOR USD 1 Month - 0.06%), 2.41%, 6/8/2019(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.03%), 2.44%, 6/8/2019(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.20%), 2.40%, 6/11/2019(b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.19%), 2.41%, 6/11/2019(b)	300,000	300,000
(ICE LIBOR USD 3 Month - 0.23%), 2.37%, 6/12/2019(b)	1,000,000	1,000,000
(ICE LIBOR USD 3 Month - 0.23%), 2.38%, 6/13/2019(b)	500,000	500,000
DN, 2.44%, 6/13/2019(c)	100,000	99,919
DN, 2.44%, 6/14/2019(c)	200,000	199,824
(ICE LIBOR USD 1 Month - 0.04%), 2.40%, 6/15/2019(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.06%), 2.38%, 6/17/2019(b)	3,250,000	3,250,000
(ICE LIBOR USD 3 Month - 0.13%), 2.49%, 6/17/2019(b)	400,000	400,000
(ICE LIBOR USD 3 Month - 0.20%), 2.43%, 6/20/2019(b)	700,000	700,000
(ICE LIBOR USD 1 Month - 0.04%), 2.41%, 6/21/2019(b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.04%), 2.40%, 6/22/2019(b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.09%), 2.34%, 6/25/2019(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.04%), 2.40%, 6/25/2019(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.09%), 2.34%, 6/26/2019(b)	975,000	975,000
(ICE LIBOR USD 1 Month - 0.06%), 2.37%, 6/26/2019(b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.04%), 2.40%, 6/27/2019(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.32%), 2.28%, 6/28/2019(b)	500,000	500,000
DN, 2.46%, 6/28/2019(c)	500,000	499,085
(ICE LIBOR USD 3 Month - 0.15%), 2.44%, 7/3/2019(b)	200,000	199,980
(ICE LIBOR USD 3 Month - 0.09%), 2.52%, 7/4/2019(b)	500,000	500,000
2.48%, 7/18/2019	480,000	479,981
(ICE LIBOR USD 3 Month - 0.14%), 2.45%, 7/25/2019(b)	1,640,000	1,640,019
(ICE LIBOR USD 3 Month - 0.12%), 2.44%, 8/1/2019(b)	1,250,000	1,250,000
0.88%, 8/5/2019	124,400	124,008
(ICE LIBOR USD 3 Month - 0.21%), 2.36%, 8/7/2019(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.21%), 2.36%, 8/7/2019(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.23%), 2.33%, 8/8/2019(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.23%), 2.33%, 8/8/2019(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.12%), 2.44%, 8/12/2019(b)	1,000,000	1,000,000
(ICE LIBOR USD 3 Month - 0.23%), 2.29%, 8/15/2019(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.25%), 2.28%, 8/16/2019(b)	300,000	300,000
(ICE LIBOR USD 3 Month - 0.26%), 2.27%, 8/20/2019(b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.26%), 2.27%, 8/23/2019(b)	2,000,000	2,000,000
(ICE LIBOR USD 3 Month - 0.19%), 2.33%, 8/28/2019(b)	300,000	300,000
DN, 2.49%, 8/30/2019(c)	345,000	342,883
2.57%, 3/12/2020	935,000	935,000
2.58%, 3/20/2020	900,000	900,000
FHLMC
(SOFR + 0.04%), 2.44%, 6/3/2019(b)	2,150,000	2,150,000
(SOFR + 0.02%), 2.41%, 6/4/2019(b)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.22%), 2.39%, 6/7/2019(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.22%), 2.39%, 6/10/2019(b)	1,000,000	1,000,000
DN, 2.54%, 6/19/2019(c)	1,800,000	1,797,750
DN, 2.45%, 9/18/2019(c)	2,000,000	1,985,315
DN, 2.45%, 9/24/2019(c)	195,653	194,141

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $49,819,531)		49,819,531

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.37%, 6/3/2019(b)	2,779,000	2,779,618
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.37%, 6/3/2019(b)	4,024,000	4,023,768
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.37%, 6/3/2019(b)	125,000	125,017
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.44%, 6/3/2019(b)	997,000	996,435
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.49%, 7/31/2019(b)	1,313,450	1,313,413
1.25%, 8/31/2019	200,000	199,366
1.63%, 8/31/2019	1,000,000	997,721
0.88%, 9/15/2019	475,000	472,826
1.50%, 10/31/2019	500,000	498,054

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,406,218)		11,406,218

SHORT-TERM INVESTMENTS — 0.1%
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 2.48%, 9/5/2019(c) (Cost $59,608)	60,000	59,608

TOTAL SHORT-TERM INVESTMENTS (Cost $59,608)		59,608

Total Investments — 98.6% (Cost $139,036,453)*		139,036,453
Other Assets Less Liabilities — 1.4%		2,041,835

Net Assets — 100.0%		141,078,288

Percentages indicated are based on net assets.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	The rate shown is the effective yield as of May 31, 2019.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]	Agency Joint Trading Account I — At May 31, 2019, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of June 03, 2019, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$8,650,000	$8,651,803	$8,824,899

Repurchase Agreements — May 31, 2019, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	2.51%	$1,441,666
TD Securities (USA) LLC	2.50%	1,441,667
Wells Fargo Securities LLC	2.50%	5,766,667

Total		$8,650,000

At May 31, 2019, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	0.00% - 3.56%	11/27/2019 - 11/14/2028
FHLB	0.00% - 5.50%	6/3/2019 - 3/1/2049
FHLMC	1.13% - 7.00%	7/26/2019 - 5/1/2049
FNMA	0.88% - 8.50%	6/20/2019 - 4/1/2049
GNMA	1.50% - 9.00%	7/20/2019 - 3/20/2069
Tennessee Valley Authority	0.00% - 7.13%	9/15/2024 - 9/15/2065
U.S. Treasury Securities	0.00% - 3.88%	7/15/2019 - 2/15/2049

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

[2]

Agency Joint Trading Account II — At May 31, 2019, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of June 03, 2019, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$401,805	$401,889	$409,865

Repurchase Agreements — At May 31, 2019, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BofA Securities, Inc.	2.50%	$295,773
Citibank NA	2.50%	50,226
Citigroup Global Markets Holdings, Inc.	2.50%	55,806

Total		$401,805

At May 31, 2019, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	2.42% - 2.70%	10/9/2020 - 5/25/2021
FHLMC	2.61% - 5.00%	12/1/2029 - 4/1/2049
FNMA	2.23% - 4.50%	7/1/2024 - 1/1/2049
GNMA	3.00% - 8.50%	8/15/2021 - 10/20/2067
U.S. Treasury Securities	0.00% - 6.50%	10/31/2020 - 2/15/2049

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$139,036,453	$—	$139,036,453

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS –– 59.0%
Bank of Nova Scotia (The), 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $180,037, collateralized by U.S. Treasury Securities, 0.00% - 3.00%, due 1/2/2020 - 2/15/2047, with a value of $183,600.	180,000	180,000
Barclays Capital, Inc., 2.42%, dated 5/31/2019, due 8/1/2019, repurchase price $200,834, collateralized by U.S. Treasury Securities, 3.38%, due 11/15/2048, with a value of $204,000.	200,000	200,000
BNP Paribas SA, 2.45%, dated 5/31/2019, due 6/7/2019, repurchase price $1,000,476, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 7/23/2019 - 5/15/2048, with a value of $1,028,677.	1,000,000	1,000,000
BNP Paribas SA, 2.46%, dated 5/31/2019, due 6/7/2019, repurchase price $1,500,718, collateralized by U.S. Treasury Securities, 0.00% - 3.75%, due 10/10/2019 - 2/15/2048, with a value of $1,539,514.	1,500,000	1,500,000
Bofa Securities, Inc., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $461,553, collateralized by U.S. Treasury Securities, 1.25%, due 3/31/2021, with a value of $470,687.	461,458	461,458
Citigroup Global Markets Holdings, Inc., 2.46%, dated 5/31/2019, due 6/5/2019, repurchase price $950,325, collateralized by U.S. Treasury Securities, 0.13% - 6.00%, due 7/15/2019 - 7/15/2028, with a value of $969,000.	950,000	950,000
Deutsche Bank Securities, Inc., 2.40%, dated 5/31/2019, due 6/3/2019, repurchase price $100,020, collateralized by U.S. Treasury Securities, 0.00%, due 11/15/2022 - 5/15/2038, with a value of $102,000.	100,000	100,000
Deutsche Bank Securities, Inc., 2.40%, dated 5/31/2019, due 6/3/2019, repurchase price $150,030, collateralized by U.S. Treasury Securities, 1.38% - 1.50%, due 10/31/2019 - 9/15/2020, with a value of $153,000.	150,000	150,000
Fixed Income Clearing Corp., 2.30%, dated 5/31/2019, due 6/3/2019, repurchase price $250,048, collateralized by U.S. Treasury Securities, 2.25%, due 4/30/2021, with a value of $255,000.	250,000	250,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $1,500,310, collateralized by U.S. Treasury Securities, 0.13% - 4.38%, due 10/31/2023 - 5/15/2040, with a value of $1,530,000.	1,500,000	1,500,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $2,600,537, collateralized by U.S. Treasury Securities, 0.75% - 3.13%, due 5/15/2027 - 11/15/2042, with a value of $2,652,003.	2,600,000	2,600,000
J.P. Morgan Securities LLC, 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $250,052, collateralized by U.S. Treasury Securities, 0.75%, due 2/15/2045, with a value of $255,053.	250,000	250,000
Natixis SA, 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $1,300,269, collateralized by U.S. Treasury Securities, 0.00% - 7.63%, due 5/21/2020 - 2/15/2045, with a value of $1,326,274.	1,300,000	1,300,000
Natixis SA, 2.42%, dated 5/31/2019, due 6/7/2019, repurchase price $1,700,800, collateralized by U.S. Treasury Securities, 0.00% - 7.63%, due 8/15/2019 - 2/15/2047, with a value of $1,740,994.	1,700,000	1,700,000
Norinchukin Bank (The), 2.54%, dated 5/31/2019, due 6/12/2019, repurchase price $150,127, collateralized by U.S. Treasury Securities, 1.50%, due 8/15/2026, with a value of $152,308.	150,000	150,000
Norinchukin Bank (The), 2.54%, dated 5/31/2019, due 6/14/2019, repurchase price $200,198, collateralized by U.S. Treasury Securities, 1.50%, due 8/15/2026, with a value of $203,077.	200,000	200,000
Norinchukin Bank (The), 2.50%, dated 5/31/2019, due 7/11/2019, repurchase price $250,712, collateralized by U.S. Treasury Securities, 1.50%, due 8/15/2026, with a value of $253,847.	250,000	250,000

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Societe Generale SA, 2.43%, dated 5/31/2019, due 7/10/2019, repurchase price $350,945, collateralized by U.S. Treasury Securities, 0.00% - 3.38%, due 7/9/2019 - 11/15/2048, with a value of $357,000.	350,000	350,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 2.48% - 2.49%, dated 5/31/2019, due 6/3/19, repurchase price $2,462,510.[1]	2,462,000	2,462,000
Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 2.48%, dated 5/31/2019, due 6/3/19, repurchase price $186,340.[3]	186,301	186,301
Wells Fargo Securities LLC, 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $500,103, collateralized by U.S. Treasury Securities, 0.13% - 2.50%, due 1/15/2023 - 2/15/2045, with a value of $510,105.	500,000	500,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,239,759)		16,239,759

U.S. TREASURY OBLIGATIONS — 35.1%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.00%), 2.32%, 6/3/2019(b)	990,000	989,945
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.36%, 6/3/2019(b)	1,023,000	1,023,093
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.37%, 6/3/2019(b)	770,000	769,992
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.37%, 6/3/2019(b)	1,800,000	1,799,433
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.37%, 6/3/2019(b)	52,000	51,999
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.38%, 6/3/2019(b)	300,000	300,000
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.44%, 6/3/2019(b)	800,000	799,887
U.S. Treasury Notes
1.25%, 6/30/2019	252,000	251,758
1.63%, 6/30/2019	174,000	173,884
0.88%, 7/31/2019	100,000	99,713
1.38%, 7/31/2019	781,000	779,607
1.63%, 7/31/2019	500,000	499,186
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.49%, 7/31/2019(b)	450,000	449,992
0.75%, 8/15/2019	514,000	512,023
3.63%, 8/15/2019	250,000	250,537
1.25%, 8/31/2019	300,000	299,048
0.88%, 9/15/2019	100,000	99,549
1.00%, 9/30/2019	500,000	497,546

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,647,192)		9,647,192

SHORT-TERM INVESTMENTS — 2.9%
U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bills
2.48%, 8/15/2019(c)	100,000	99,491
2.48%, 9/5/2019(c)	200,000	198,693
2.44%, 9/26/2019(c)	500,000	496,083

TOTAL U.S. TREASURY OBLIGATIONS (Cost $794,267)		794,267

TOTAL SHORT-TERM INVESTMENTS (Cost $794,267)		794,267

Total Investments — 97.0% (Cost $26,681,218)*		26,681,218
Other Assets Less Liabilities — 3.0%		811,780

Net Assets — 100.0%		27,492,998

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	The rate shown is the effective yield as of May 31, 2019.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]

Treasury Joint Trading Account I — At May 31, 2019, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of June 03, 2019, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$2,462,000	$2,462,510	$2,511,736

Repurchase Agreements — At May 31, 2019, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
BNP Paribas SA	2.49%	$856,348
Citibank NA	2.48%	107,043
Wells Fargo Securities LLC	2.48%	1,498,609

Total		$2,462,000

At May 31, 2019, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.75%	6/6/2019 - 5/15/2049

[3]

Treasury Joint Trading Account III — At May 31, 2019, certain Funds had undivided interests in the Treasury Joint Trading Account III with a maturity date of June 03, 2019, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$186,301	$186,340	$190,027

Repurchase Agreements — At May 31, 2019, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
Bofa Securities, Inc.	2.48%	$106,458
Credit Agricole Corporate and Investment Bank	2.48%	53,229
Societe Generale	2.48%	26,614

Total		$186,301

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

At May 31, 2019, the Treasury Joint Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.13%	6/18/2019 - 11/15/2048

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$26,681,218	$—	$26,681,218

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 26, 2019